EARNINGS PER ORDINARY SHARE - Calculation of basic, diluted and adjusted earnings per share (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Earnings
Attributable profit for the year	$ 223	$ 524	$ 448
Adjusted attributable profit (see below)	713	710	564
Attributable profit is reconciled to adjusted attributable profit as follows:
Attributable profit for the year	223	524	448
Acquisition-related costs	162	(73)	4
Restructuring and rationalisation expenses	168	113	124
Amortisation and impairment of acquisition intangibles	205	172	171
Legal and other	82	59	91
Impact of US tax reform			(142)
Taxation on excluded items	(127)	(85)	(132)
Adjusted attributable profit (see below)	713	710	564
Acquisition and disposal related items charged within operating profit	4	(7)	4
Acquisition and disposal related items charged within share of result of associates	158	5
Gain on disposal of interest in associate		75	0
Amortisation and impairment of acquisition intangibles cost charged within operating profit	205	172	171
Unwinding of discount	9	10	11
Legal and other charges	75	51	89
Restructuring and rationalisation costs charged within operating profit	167	113	124
Restructuring and rationalisation costs charged within share of result of associates	1	0	0
Bioventus LLC
Earnings
Attributable profit for the year	(129)	22
Attributable profit is reconciled to adjusted attributable profit as follows:
Attributable profit for the year	(129)	22
Gain on disposal of interest in associate		75
Metal-on-metal
Attributable profit is reconciled to adjusted attributable profit as follows:
Unwinding of discount	7	$ 8	$ 8
UK
Attributable profit is reconciled to adjusted attributable profit as follows:
Interest on income taxes paid (refund)	$ 6